Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 GBP (£)	Nov. 30, 2025 GBP (£)	Jan. 01, 2025 USD ($)	Jan. 01, 2024 USD ($)	Jan. 01, 2023 USD ($)
Significant Of Accounting Policies [Line Items]
Impairment loss	$ 0	$ 0	$ 2,509,480
Deferred Revenue	55,795,948	43,610,021	35,147,512						$ 58,081,649	$ 46,558,571	$ 35,957,485
Advertising Costs	30,451,194	23,127,064	33,769,334
Government grants	931,407	800,160	337,355
Employer Discretionary Contribution Amount	$ 8,652,046	7,346,797	$ 7,051,506
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Number of operating segment | Segment	1
Segment reporting, CODM, profit (loss) measure, how used, description	The CODM assesses performance and decides how to allocate resources based on consolidated net income as reported in the consolidated statements of comprehensive income.
Impairment of long-lived assets on property and equipment	$ 0
Credit loss of held-to-maturity debt securities	0	0
Fair value of held-to-maturity debt securities in short-term investments	135,192,271	52,026,000
Fair value of held-to-maturity debt securities in long-term investments	26,150,259	51,213,134
Carrying amount of equity securities without readily determinable fair value	1,669,885	1,336,073
Short-term Investments [Member]
Significant Of Accounting Policies [Line Items]
Gross unrecognized holding gain of the held-to-maturity debt securities	115,007	304,075
Gross unrecognized holding losses of the held-to-maturity debt securities	279,628
Long-term Investments [Member]
Significant Of Accounting Policies [Line Items]
Gross unrecognized holding gain of the held-to-maturity debt securities	338,581	142,549
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank	$ 3,914,676	4,229,767
UAE
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	5.00%			5.00%	5.00%	5.00%	5.00%
Statutory reserve appropriation amount	$ 138,384	138,384
UAE | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%			50.00%	50.00%	50.00%	50.00%
UAE | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	5.00%			5.00%	5.00%	5.00%	5.00%
CN
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	10.00%			10.00%	10.00%	10.00%	10.00%
Statutory reserve appropriation amount	$ 3,866,884	$ 2,985,659
CN | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%			50.00%	50.00%	50.00%	50.00%
CN | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	6.00%			6.00%	6.00%	6.00%	6.00%
Mainland China | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank | ¥				¥ 500,000
HK | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank					$ 800,000
US | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank	$ 250,000
SG | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank						$ 100,000
GB | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Financial instruments insured by government authorities per bank | £							£ 120,000	£ 85,000